June 24, 2015	SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, TX 77019

VIA EDGAR	713.831.1312
Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	713.831.5931 Fax louis.ducote@valic.com Louis O. Ducote Counsel

Re:	SunAmerica Series Trust (the “Trust”) –

    Davis Venture Value Portfolio (the “Portfolio”)

    (Registration No: 033-52742)

Ladies and Gentlemen:

On behalf of the Trust and the Portfolio, we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended (“1934 Act”), and the Investment Company Act of 1940, as amended, the preliminary proxy materials consisting of the Notice of Special Meeting of Shareholders, the Proxy Statement and the Form of Proxy Cards relating to a Special Meeting of Shareholders of the Portfolio to be held on August 27, 2015 (the “Meeting”).

As set forth in the proxy materials, the Meeting is being held to approve a new Subadvisory Agreement between SunAmerica Asset Management, LLC, the Portfolio’s investment adviser, and Brandywine Global Investment Management, LLC, the proposed investment subadviser to the Portfolio.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Portfolio on the earliest date practicable. We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

Should you have any questions or comments concerning the enclosed materials, please call the undersigned at (713) 831-1312.

Sincerely,

/s/ Louis O. Ducote

Louis O. Ducote

Enclosures

cc:	Thomas D. Peeney, Esq.